Regulatory Assets and Liabilities - Other Electric Utilities (Narrative) (Details) $ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Apr. 01, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jan. 31, 2022	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Public Utilities, General Disclosures [Line Items]
Income tax (expense) recovery				$ (128)	$ (185)
Regulatory liabilities				1,772	2,273
Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Income tax (expense) recovery				$ 0	$ 0
Barbados Light and Power Company Limited
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity				10.00%	10.00%
Barbados Light and Power Company Limited | Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Cost sharing ratio				50.00%
Barbados Light and Power Company Limited | Fair Trading Commission | Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		11.75%
Allowed equity capital structure		55.00%
Deferred Tax Liabilities, Regulatory Assets and Liabilities		$ 5.0
Public Utilities, Interim Rate Increase (Decrease), Amount		1.0
Regulatory liabilities		50.0
Accumulated depreciation		$ 16.0
GBPC | GBPA | Other Electric Utilities | Operating
Public Utilities, General Disclosures [Line Items]
Public Utilities, Approved Rate Increase (Decrease), Amount	$ 3.5
Approved regulated return on equity				8.32%	8.23%
GBPC | GBPA | Other Electric Utilities | Operating | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			12.84%